UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
John McGuire
Morgan Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006-1806

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.9%
Australia — 8.9%
Boral	65,420	$259,285
Cabcharge Australia	86,942	191,368
CIMIC Group	12,934	220,337
Decmil Group	244,032	173,577
JB Hi-Fi	19,274	319,476
Mineral Resources	39,758	104,395
Rio Tinto	6,496	179,902
Seven Group Holdings	50,773	169,970
SMS Management & Technology	85,668	146,122
Woodside Petroleum	9,662	191,130
Woolworths	12,175	209,217
WorleyParsons	23,752	56,987
		2,221,766
Belgium — 1.2%
Ageas	7,608	307,786

Canada — 7.3%
Celestica*	2,656	24,078
Genworth MI Canada	9,974	172,511
Great-West Lifeco, Cl Common Subscription Receipt	9,111	225,808
IGM Financial	6,222	159,492
Labrador Iron Ore Royalty	15,196	96,324
Magna International	7,904	274,600
Metro, Cl A	16,229	479,722
Rogers Sugar	64,128	191,345
Teck Resources, Cl B	13,134	49,033
WestJet Airlines, Cl A	11,990	161,932
		1,834,845
Denmark — 6.3%
Novo Nordisk, Cl B	5,530	304,957
Pandora	2,918	388,417
TDC	37,777	161,275
Topdanmark*	12,132	306,954
Tryg	21,169	402,239
		1,563,842
Finland — 0.8%
UPM-Kymmene	12,170	197,096

France — 7.2%
AXA	9,425	232,483
CNP Assurances	16,774	223,778
Engie	12,109	192,763
Metropole Television	14,382	229,025
Orange	19,118	338,201
Total	5,260	233,168
Veolia Environnement	14,889	357,987
		1,807,405
Germany — 6.1%
Bilfinger	4,900	215,431
E.ON	17,225	175,868
Freenet	11,300	349,793
Muenchener Rueckversicherungs	1,879	359,980
RWE	11,606	161,811
Software	8,082	271,849
		1,534,732
Hong Kong — 3.0%
Belle International Holdings	270,770	180,957
Li & Fung	264,140	150,727

Description	Shares	Value

Power Assets Holdings	25,369	$230,513
Television Broadcasts	51,182	177,934
		740,131
Japan — 17.1%
Aoyama Trading	7,148	280,158
Autobacs Seven	21,306	367,639
Casio Computer	16,465	313,891
COMSYS Holdings	16,127	231,784
Dai Nippon Printing	22,806	209,853
FANUC	1,490	194,581
Kirin Holdings	20,474	286,567
Kuraray	18,802	223,639
Mabuchi Motor	4,828	254,431
Marui Group	22,537	352,207
Nippon Express	48,321	222,716
Nippon Telegraph & Telephone	5,721	237,601
NTT DOCOMO	13,401	279,720
Omron	6,675	170,093
Sankyo	5,793	218,676
Sekisui Chemical	17,223	206,850
Tokio Marine Holdings	6,356	223,023
		4,273,429
Netherlands — 2.5%
BinckBank	31,358	249,305
Koninklijke Ahold	16,188	365,195
		614,500
New Zealand — 1.3%
Tower	276,879	327,210

Norway — 6.0%
Kvaerner	222,726	172,144
Salmar	23,942	470,203
Statoil	14,044	191,533
Telenor	13,134	213,010
TGS Nopec Geophysical	12,418	179,084
Yara International	7,530	283,624
		1,509,598
Portugal — 0.8%
Portucel	60,383	202,125

South Korea — 1.2%
Macquarie Korea Infrastructure Fund	44,160	300,932

Spain — 2.7%
Acciona	2,974	227,164
Endesa	11,602	223,277
Mediaset Espana Comunicacion	22,695	219,572
		670,013
Sweden — 2.0%
JM	11,326	310,728
TeliaSonera	38,264	179,776
		490,504
Switzerland — 3.3%
Adecco	4,254	259,555
Swiss Re	3,470	321,136
Zurich Insurance Group	1,144	252,175
		832,866
United Kingdom — 18.2%
Amlin	43,920	418,673
BHP Billiton	13,406	129,208
BP	40,388	216,442

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2016 (unaudited)

Description	Shares	Value

Cape	73,600	$235,703
Carillion	66,806	262,065
De La Rue	21,462	136,087
Direct Line Insurance Group	42,239	225,459
HSBC Holdings	35,274	247,441
Imperial Tobacco Group	5,973	322,225
Intermediate Capital Group	41,150	341,255
Kingfisher	58,615	272,362
Legal & General Group	57,940	201,032
Phoenix Group Holdings	25,719	316,815
Reckitt Benckiser Group	3,447	306,193
Rio Tinto	7,078	172,865
Royal Mail	33,776	221,002
Vodafone Group	91,238	291,083
WM Morrison Supermarkets	91,686	227,974
		4,543,884

Total Common Stock
(Cost $30,735,208)		23,972,664

Total Investments - 99.1%
(Cost $30,735,208) †		$23,972,664
Other Assets and Liabilities - 0.9%		1,019,038
Net Assets - 100.0%		$24,991,702

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $30,735,208, and the unrealized appreciation and depreciation were $743,799 and $(7,506,343), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0500

Cambria Investment Management
Schedule of Investments ● Cambria Global Asset Allocation ETF● January 31, 2016 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.7%
Cambria Foreign Shareholder Yield ETF††	24,633	$472,956
Cambria Global Value ETF††	54,155	905,472
Cambria Shareholder Yield ETF††	27,094	735,060
iShares 20+ Year Treasury Bond ETF	4,738	603,147
iShares 7-10 Year Treasury Bond ETF	8,165	890,883
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,222	824,391
iShares MSCI USA Momentum Factor ETF	16,813	1,185,316
Market Vectors Emerging High Yield Bond ETF	47,058	1,032,453
Market Vectors Emerging Markets Local Currency Bond ETF	56,039	951,542
Market Vectors International High Yield Bond ETF	22,287	497,446
SPDR Barclays High Yield Bond ETF	14,720	488,851
SPDR Barclays International Corporate Bond ETF	17,675	543,330
SPDR Barclays TIPS ETF	15,318	851,834
SPDR DB International Government Inflation-Protected Bond ETF	15,763	793,194
United States Commodity Index Fund	41,822	1,650,296
Vanguard Emerging Markets Government Bond ETF	17,120	1,262,429
Vanguard FTSE All World ex-US Small-Capital ETF	5,865	508,202
Vanguard FTSE Developed Markets ETF	29,072	1,008,508
Vanguard FTSE Emerging Markets ETF	48,622	1,499,016
Vanguard Global ex-U.S. Real Estate ETF	15,364	747,612
Vanguard Mid-Capital ETF	9,315	1,033,686
Vanguard REIT ETF	10,741	826,735
Vanguard Short-Term Bond ETF	7,153	573,671
Vanguard Short-Term Corporate Bond ETF	7,176	567,980
Vanguard Total Bond Market ETF	27,953	2,285,437
Vanguard Total International Bond ETF	27,232	1,458,818
Vanguard Total Stock Market ETF	10,879	1,069,732
WisdomTree Emerging Markets Equity Income Fund	8,129	247,284
WisdomTree Emerging Markets SmallCap Dividend Fund	12,903	428,122
Total Exchange Traded Funds
(Cost $28,984,562)		25,943,403

Description	Value

Total Investments - 100.0%
(Cost $28,984,562)†	$25,943,403
Other Assets and Liabilities - 0.0%	77,725
Net Assets - 100.0%	$26,021,124

Percentages are based on Net Assets.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $28,984,562, and the unrealized appreciation and depreciation were $11,326 and $(3,052,485), respectively.
††	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2016 are as follows:

Value of			Change in		Value of
Shares Held	Purchases	Proceeds	Unrealized	Realized	Shares Held	Dividend
as of 04/30/15	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 01/31/16	Income
Cambria Foreign Shareholder Yield ETF
$634,567	$127,315	$(147,032)	$(123,313)	$(18,581)	$472,956	$25,184
Cambria Global Value ETF
$1,275,300	$261,414	$(289,609)	$(311,911)	$(29,722)	$905,472	$25,360
Cambria Shareholder Yield ETF
$929,147	$188,890	$(231,453)	$(128,373)	$(23,151)	$735,060	$16,406

ETF —  Exchange-Traded Fund
FTSE —  Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT —  Real Estate Investment Trust
SPDR —  Standard & Poor’s Depositary Receipt

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-005-0400

Cambria Investment Management
Schedule of Investments ●Cambria Global Momentum ETF● January 31, 2016 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 88.1%
Cambria Shareholder Yield ETF††	25,990	$705,109
iShares 1-3 Year Treasury Bond ETF	36,063	3,062,109
iShares 3-7 Year Treasury Bond ETF	24,929	3,122,108
iShares Global Consumer Staples ETF	14,713	1,373,606
iShares Global Tech ETF	13,729	1,269,658
iShares MBS ETF	12,746	1,391,991
iShares Residential Real Estate Capped ETF	23,535	1,446,226
Vanguard REIT ETF	17,743	1,365,679
Vanguard Short-Term Bond ETF	38,283	3,070,296
Vanguard Short-Term Corporate Bond ETF	17,515	1,386,312
Vanguard Total International Bond ETF	28,120	1,506,388

Total Exchange Traded Funds
(Cost $19,864,694)		19,699,482

Total Investments - 100.1%
(Cost $19,864,694) †		$19,699,482
Other Assets and Liabilities - (0.1)%		2,673,035
Net Assets - 100.0%		$22,372,517

Percentages are based on Net Assets.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $19,864,694, and the unrealized appreciation and depreciation were $116,704 and $(281,916), respectively.
††
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2016 are as follows:

Value of			Change in		Value of
Shares Held	Purchases	Proceeds	Unrealized	Realized	Shares Held	Dividend
as of 04/30/15	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 01/31/16	Income
Cambria Shareholder Yield ETF
$2,416,983	$3,256,343	$(4,645,028)	$(80,733)	$(242,456)	$705,109	$14,338

Cl — Class
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0200

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● January 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 94.8%
Austria — 10.3%
Agrana Beteiligungs	7,592	$695,371
AMAG Austria Metall(A)	27,276	871,369
Erste Group Bank	25,988	752,521
EVN	61,831	682,538
Lenzing	14,930	996,131
OMV	20,367	521,911
Raiffeisen Bank International	28,032	352,256
UNIQA Insurance Group	69,423	437,922
Vienna Insurance Group Wiener Versicherung Gruppe	18,688	461,071
Voestalpine	20,659	542,486
		6,313,576
Brazil — 4.4%
AMBEV	125,925	587,469
Banco do Brasil	96,488	334,106
Banco Santander Brasil	171,630	559,971
Cia Siderurgica Nacional	221,263	196,381
Cosan Industria e Comercio	62,488	392,757
JBS	232,258	627,128
		2,697,812
Czech Republic — 7.8%
CEZ	45,870	761,267
Fortuna Entertainment Group*	139,868	470,983
Komercni Banka	5,123	1,075,921
Pegas Nonwovens	30,003	841,559
Philip Morris CR	1,679	874,987
Unipetrol*	121,180	767,288
		4,792,005
Greece — 8.4%
Alpha Bank AE*	16,655	33,017
Athens Water Supply & Sewage	79,205	398,981
Bank of Greece	42,924	436,164
Eurobank Ergasias*	39,252	31,934
FF Group	12,302	192,571
Hellenic Petroleum	91,031	380,648
Hellenic Telecommunications Organization	41,361	357,553
Intralot -Integrated Lottery Systems & Services*	295,431	380,846
JUMBO	35,250	371,933
Karelia Tobacco	3,066	830,345
Metka	50,370	379,776
Motor Oil Hellas Corinth Refineries	67,452	723,397
National Bank of Greece*	20,681	5,578
OPAP	39,089	287,098
Piraeus Bank*	9,505	1,864
Public Power	90,484	341,112
		5,152,817
Hungary — 7.7%
Magyar Telekom Telecommunications	539,615	743,664
MOL Hungarian Oil & Gas	23,070	1,119,200
OTP Bank	62,501	1,325,522
Richter Gedeon Nyrt	79,816	1,555,242
		4,743,628
Ireland — 10.7%
CPL Resources	92,345	615,227
CRH	31,682	836,968
FBD Holdings	37,157	255,600
Fyffes	587,589	933,545
Glanbia	39,766	747,408

Description	Shares	Value

Kingspan Group	37,484	$959,931
Origin Enterprises PLC	92,345	697,757
Smurfit Kappa Group	23,508	509,322
Total Produce	678,316	1,000,366
		6,556,124
Italy — 7.9%
Atlantia	30,643	799,345
Enel	171,769	701,136
Eni	37,887	545,048
Intesa Sanpaolo	241,079	683,716
Saipem	39,055	24,137
Telecom Italia	672,814	744,891
UniCredit	114,275	439,219
Unipol Gruppo Finanziario	126,363	514,700
UnipolSai	184,676	389,714
		4,841,906
Poland — 8.4%
Alior Bank*	13,773	203,224
Asseco Poland	19,447	267,546
Bank Millennium	172,536	228,362
Bank Pekao	6,241	209,415
Bank Zachodni WBK	3,326	212,446
CCC	6,274	183,227
Cyfrowy Polsat	45,987	242,452
Energa	46,079	152,697
Eurocash	35,046	472,445
Grupa Azoty	14,164	357,580
Grupa Lotos*	42,371	265,864
ING Bank Slaski	8,387	224,070
KGHM Polska Miedz	9,562	134,762
LLP SA*	163	214,322
Lubelski Wegiel Bogdanka	13,676	103,243
mBank	2,604	201,049
Orange Polska	120,394	191,219
PGE Polska Grupa Energetyczna	55,055	186,220
Polski Koncern Naftowy Orlen	19,364	295,451
Polskie Gornictwo Naftowe i Gazownictwo	208,612	265,373
Powszechna Kasa Oszczednosci Bank Polski	33,747	203,893
Powszechny Zaklad Ubezpieczen	23,470	186,039
Tauron Polska Energia	260,172	172,814
		5,173,713
Portugal — 10.0%
Altri SGPS	37,331	151,813
Banco BPI, Cl G*	104,197	114,118
Banco Comercial Portugues, Cl R*	2,736,428	115,313
Banco Espirito Santo*(B)(C)	318,087	—
BANIF - Banco Internacional do Funchal* (B)(C)	59,354,694	—
CIMPOR Cimentos de Portugal SGPS*	250,828	93,200
Corticeira Amorim SGPS	236,593	1,451,683
CTT-Correios de Portugal	14,842	128,626
EDP - Energias de Portugal	236,262	823,363
Galp Energia SGPS	66,267	783,193
Jeronimo Martins SGPS	20,779	289,026
Mota-Engil SGPS	43,072	67,656
NOS SGPS	21,980	159,271
Pharol SGPS*	429,228	111,130
Portucel	35,540	118,966
REN - Redes Energeticas Nacionais SGPS	54,235	162,803

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● January 31, 2016 (unaudited)

Description	Shares/Number of Rights	Value

Semapa-Sociedade de Investimento e Gestao	63,437	$761,772
Sonae	511,730	572,648
Teixeira Duarte	621,303	195,859
		6,100,440
Russia — 9.2%
Alrosa AO	886,512	724,934
E.ON Russia JSC	15,738,508	632,553
Gazprom Neft OAO	235,060	453,842
Gazprom OAO	261,851	473,830
Rosneft OAO	138,992	501,643
Sberbank of Russia	403,763	516,145
Severstal PAO	116,508	959,212
Uralkali	207,393	474,053
VTB Bank	907,157,714	885,662
		5,621,874
Spain — 10.0%
Acciona	9,380	716,474
Banco Bilbao Vizcaya Argentaria	75,748	483,810
Banco Santander	105,201	448,447
CaixaBank	151,371	455,863
Enagas	24,846	718,645
Endesa	29,358	564,987
Ferrovial	33,369	727,849
Gas Natural SDG	36,459	711,517
Iberdrola	111,944	781,938
Mapfre	232,188	517,896
		6,127,426

Total Common Stock
(Cost $81,669,857)		58,121,321

PREFERRED STOCK — 1.9%
Brazil — 1.9%
Banco Bradesco, Cl Preference	85,498	387,967
Cia Energetica de Minas Gerais	157,242	232,337
Telefonica Brasil, Cl Preference	48,472	421,243
Vale, Cl Preference	75,263	136,232
Total Preferred Stock (Cost $3,663,772)		1,177,779

RIGHTS — 0.2%
Italy — 0.2%
Saipem* 02/16/16
(Cost $745,706)	39,055	122,693

Total Investments - 99.4%
(Cost $86,079,335) †		$59,421,793
Other Assets and Liabilities - 0.6%		1,852,486
Net Assets - 100.0%		$61,274,279

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)
Securities are fair valued by the Fund’s investment adviser using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2016 was $0 and represents 0.0% of Net Assets.

(C)	Security is considered illiquid. The total value of such security as of January 31, 2016 was $0 and represents 0.0% of Net Assets.

†	At January 31, 2016, the tax basis cost of the Fund's investments was $86,079,335, and the unrealized appreciation and depreciation were $1,689,454 and $(28,346,996), respectively.

Cl — Class
PLC — Public Limited Company

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$58,121,321	$—	$—	$58,121,321
Preferred Stock	1,177,779	—	—	1,177,779
Right	122,693	—	—	122,693
Total Investments in Securities	$59,421,793	$—	$—	$59,421,793

^
Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers into Level 2 due to changes in availability of observable inputs to determine fair value. There was a transfer into or out of Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0400

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.6%
Consumer Discretionary — 15.9%
Big Lots	37,095	$1,438,544
CBS, Cl B	26,724	1,269,390
Children's Place	22,277	1,450,233
Cooper Tire & Rubber	44,048	1,605,990
Dillard's, Cl A	3,215	226,368
Gap	10,665	263,639
Guess?	74,304	1,377,596
Home Depot	18,514	2,328,321
Kohl's	28,094	1,397,676
Lowe's	31,620	2,265,889
Macy's	8,790	355,204
O'Reilly Automotive*	10,368	2,705,011
PulteGroup	80,829	1,354,694
Six Flags Entertainment	37,625	1,891,409
Target	15,821	1,145,757
Time Warner	5,849	412,004
Visteon	8,681	580,585
		22,068,310
Consumer Staples — 11.3%
Archer-Daniels-Midland	9,873	349,010
Coca-Cola Enterprises	33,966	1,576,702
CVS Health	21,828	2,108,366
Dr Pepper Snapple Group	25,806	2,421,635
Ingredion	22,755	2,291,884
Kimberly-Clark	13,360	1,715,691
Pilgrim's Pride*	51,493	1,142,115
Sanderson Farms	20,246	1,644,380
Universal	25,592	1,400,650
Whole Foods Market	33,028	968,051
		15,618,484
Energy — 5.4%
CVR Energy	39,564	1,385,531
Hess	4,013	170,553
HollyFrontier	28,314	990,141
Marathon Petroleum	31,212	1,304,350
National Oilwell Varco	9,621	313,067
Phillips 66	10,343	828,991
Valero Energy	22,451	1,523,749
Western Refining	31,203	1,026,579
		7,542,961
Financials — 27.8%
Aflac	24,289	1,407,790
Allied World Assurance Holdings	32,885	1,203,262
Allstate	29,038	1,759,703
American International Group	27,739	1,566,699
Ameriprise Financial	15,307	1,387,580
Aspen Insurance Holdings	32,844	1,527,574
Assurant	23,005	1,870,537
Assured Guaranty	61,084	1,452,577
Axis Capital Holdings	36,242	1,953,806
Cash America International	57,980	1,735,921
Chubb	10,022	1,133,188
CNO Financial Group	86,124	1,498,558
Everest Re Group	10,768	1,926,826
Fifth Third Bancorp	72,828	1,150,682
Hartford Financial Services Group	33,395	1,341,811
KeyCorp	105,924	1,182,112
Legg Mason	39,973	1,223,973
Lincoln National	25,028	987,605
LPL Financial Holdings	34,033	1,035,284
MetLife	24,335	1,086,558

Description	Shares	Value

PartnerRe	13,566	$1,904,666
Prospect Capital	166,970	1,013,508
State Street	23,258	1,296,168
SunTrust Banks	42,368	1,549,822
Travelers	18,956	2,029,050
Unum Group	45,594	1,305,812
Voya Financial	34,990	1,069,994
		38,601,066
Health Care — 3.6%
Anthem	14,826	1,934,645
Express Scripts Holding*	21,356	1,534,855
Pfizer	47,701	1,454,404
		4,923,904
Industrials — 15.1%
3M(A)	8,524	1,287,124
AGCO	36,246	1,767,718
Briggs & Stratton	84,498	1,661,231
Delta Air Lines	35,217	1,559,761
Dover	19,194	1,121,889
EMCOR Group	30,743	1,404,955
General Dynamics	7,073	946,155
Jacobs Engineering Group*	27,365	1,073,529
L-3 Communications Holdings	15,198	1,775,734
Manpowergroup	19,484	1,487,603
Northrop Grumman	12,999	2,405,595
Raytheon	19,508	2,501,706
Southwest Airlines	48,578	1,827,504
SPX	16,240	151,032
		20,971,536
Information Technology — 12.7%
Apple	17,921	1,744,430
Avnet	39,263	1,567,379
Corning	73,706	1,371,669
EMC	44,576	1,104,148
Hewlett Packard Enterprise	46,626	641,574
HP	46,626	452,738
Intel	49,554	1,537,165
Juniper Networks	67,561	1,594,440
NetApp	12,507	274,278
SanDisk	19,516	1,379,781
Symantec	55,971	1,110,465
Tech Data*	25,838	1,612,291
Texas Instruments	34,374	1,819,416
Xerox	143,820	1,402,245
		17,612,019
Materials — 6.2%
Avery Dennison	33,992	2,069,773
Chemtura*	58,560	1,536,615
Domtar	35,577	1,147,358
Dow Chemical	32,801	1,377,642
International Paper	9,532	326,090
LyondellBasell Industries, Cl A	13,192	1,028,580
Reliance Steel & Aluminum	19,657	1,119,269
		8,605,327
Telecommunication Services — 0.6%
CenturyLink	15,015	381,681
TELUS	13,295	368,671
		750,352

Total Common Stock
(Cost $135,516,518)		136,693,959

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2016 (unaudited)

Description	Value
Total Investments - 100.0%
(Cost $135,516,518) †	$136,693,959
Other Assets and Liabilities – 0.00%	1,987,298
Net Assets - 100.0%	$138,681,257

Percentages are based on Net Assets.

*	Non-income producing security.
†	At January 31, 2016, the tax basis cost of the Fund's investments was $135,516,518, and the unrealized appreciation and depreciation were $12,578,468 and $(11,401,027), respectively.

Cl — Class

As of January 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0600

Cambria Investment Management
Schedule of Investments ●Cambria Value and Momentum ETF● January 31, 2016 (unaudited)

Description	Shares	Value

COMMON STOCK — 89.5%
Consumer Discretionary — 16.6%
1-800-Flowers.com, Cl A*	2,590	$18,402
Aaron's	592	13,545
Bassett Furniture Industries	792	23,689
BJ's Restaurants*	184	7,892
Cheesecake Factory	420	20,286
Columbia Sportswear	366	20,196
Culp	670	16,964
Del Taco Restaurants*	1,732	16,748
Express*	361	6,123
Foot Locker	318	21,484
GameStop, Cl A	548	14,363
Goodyear Tire & Rubber	772	21,933
Hooker Furniture	990	28,423
Houghton Mifflin Harcourt*	1,000	17,840
Kirkland's	357	4,223
Pep Boys*	1,888	34,909
Ruth's Hospitality Group	1,376	22,360
Shake Shack, Cl A*	474	16,391
TravelCenters of America*	1,960	13,700
ZAGG*	3,118	28,747
		368,218
Consumer Staples — 4.8%
Cal-Maine Foods	428	21,601
Fresh Del Monte Produce	572	23,344
Natural Health Trends	934	18,633
SpartanNash	820	16,826
Universal	462	25,285
		105,689
Energy — 6.0%
Alon USA Energy	1,294	16,279
HollyFrontier	482	16,856
Marathon Petroleum	484	20,226
McDermott International*	4,762	13,143
Tesoro	246	21,464
Valero Energy	386	26,197
Western Refining	558	18,358
		132,523
Financials — 23.0%
American Financial Group	330	23,423
American International Group	386	21,801
AmTrust Financial Services	392	22,418
Assurant	310	25,206
Cash America International	834	24,970
Chubb	113	12,777
Cowen Group, Cl A*	4,482	12,819
First American Financial	588	20,210
Hanmi Financial	948	20,572
Hanover Insurance Group	290	23,632
Hartford Financial Services Group	502	20,170
Horace Mann Educators	700	21,504
National General Holdings	1,236	24,460
Old Republic International	1,472	26,615
Progressive	764	23,875
Reinsurance Group of America, Cl A	248	20,889
Selective Insurance Group	750	23,483
StanCorp Financial Group	198	22,703
Synovus Financial	754	23,019
Universal Insurance Holdings	914	17,128
Voya Financial	542	16,574
Walker & Dunlop*	964	23,097
Wintrust Financial	444	18,688

Description	Shares	Value

WR Berkley	424	$21,264
		511,297
Health Care — 12.3%
Aetna	198	20,164
Anthem	160	20,878
Bio-Rad Laboratories, Cl A*	164	20,928
Centene*	374	23,210
Chemed	168	23,575
Enanta Pharmaceuticals*	578	14,855
HCA Holdings*	264	18,369
Health Net*	356	23,575
Humana	124	20,186
LHC Group*	482	18,277
Molina Healthcare*	306	16,802
NewLink Genetics*	498	12,131
SciClone Pharmaceuticals*	2,776	22,180
United Therapeutics*	150	18,477
		273,607
Industrials — 16.6%
ABM Industries	760	22,823
AGCO	468	22,824
Alaska Air Group	286	20,134
AO Smith	346	24,168
Atlas Air Worldwide Holdings*	588	21,597
Babcock & Wilcox, Cl W	864	25,869
Brink's	822	24,167
Comfort Systems USA	804	22,785
Ennis	1,406	28,078
General Dynamics	160	21,403
Manpowergroup	264	20,156
Matson	622	25,135
Owens Corning	510	23,557
PowerSecure International*	1,944	21,345
SkyWest	1,302	19,556
Universal Forest Products	374	25,766
		369,363
Information Technology — 6.6%
Advanced Energy Industries*	936	26,283
Convergys	1,000	24,441
eBay*	848	19,894
Ebix	812	27,705
Hackett Group	1,598	23,602
Monster Worldwide*	3,196	15,948
Multi-Fineline Electronix*	550	9,202
		147,075
Materials — 1.9%
Chemtura*	816	21,412
Kaiser Aluminum	274	21,301
		42,713
Telecommunication Services — 1.7%
Boingo Wireless*	2,998	18,288
Telephone & Data Systems	826	19,155
		37,443

Total Common Stock
(Cost $2,168,611)		1,987,928

Total Investments - 89.5%
(Cost $2,168,611) †		$1,987,928
Other Assets and Liabilities - 10.5%		232,450
Net Assets - 100.0%		$2,220,378

Cambria Investment Management
Schedule of Investments ●Cambria Value and Momentum ETF● January 31, 2016 (unaudited)

Percentages are based on Net Assets.

The open futures contracts held by the Fund at January 31, 2016, is as follows:

Unrealized
	Number of		Appreciation
Type of	Contracts	Expiration	(Depreciation)
Contract	Long	Date	($ Thousands)
S&P500 Index EMINI	(20)	Jun-2016	$56

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

* Non-income producing security. Cl — Class

†	At January 31, 2016, the tax basis cost of the Fund's investments was $2,168,611, and the unrealized appreciation and depreciation were $66,619 and $(247,302), respectively.

As of January 31, 2016, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0200

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Eric Richardson
Eric Richardson, President

Date: March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Richardson
Eric Richardson, President

Date: March 28, 2016

By:	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: March 28, 2016